Trade accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Accounts Receivable, Net

	12.31.2018	12.31.2017	01.01.2017
		(Restated)	(Restated)
Foreign customers	325.7	306.3	305.0
Brazilian Air Force	21.8	14.4	9.1
Domestic customers	15.5	29.2	64.3

	363.0	349.9	378.4
Allowance for doubtful accounts	(45.0)	(52.9)	(41.6)

	318.0	297.0	336.8

Summary of Past Due Accounts Receivable

The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2018	12.31.2017	01.01.2017
		(Restated)	(Restated)
Current	217.0	223.6	279.6
Up to 90 days	52.6	48.6	49.6
From 91 to 180 days	13.6	15.7	19.5
More than 180 days	79.8	62.0	29.7

	363.0	349.9	378.4

Summary of Changes in Estimated Losses on Settlement

Changes in estimated credit losses year over year are shown below:

	12.31.2018	12.31.2017	01.01.2017
		(Restated)	(Restated)
Beginning balance	(52.9)	(41.6)	(38.4)
Additions	(5.8)	(22.1)	(36.0)
Reversal	17.7	9.9	12.5
Write-off	3.6	5.2	10.3
Foreign exchange variation	(7.6)	(4.3)	10.0

Ending balance	(45.0)	(52.9)	(41.6)